FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Risk Management Contracts on the Consolidated Balance Sheets (Details) - CAD CAD in Millions	Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about hedging instruments [line items]
Current asset	CAD 0.0	[1]	CAD 2.9
Non-current asset	1.9	[1]	1.0
Current liability	(40.0)	[1]	(55.3)
Non-current liability	(18.6)	[1]	(5.3)
Risk management contracts
Disclosure of detailed information about hedging instruments [line items]
Current asset	0.0		3.0
Non-current asset	1.9		1.0
Current liability	(40.0)		(55.4)
Non-current liability	(18.6)		(5.3)
Gross derivative amounts	CAD 56.7		CAD 56.7

[1]	See Notes 2 and 14.